Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities, Current [Abstract]
Current portion of operating lease obligations, related party amount	$ 2,537	$ 2,667
Long-term liabilities
Operating Lease, Liability, Related Parties, Non-Current	$ 13,355	$ 15,892
Equity
Share capital, shares issued (in shares)	201,190,621	144,272,697
Share capital, shares outstanding (in shares)	200,435,621	143,327,697
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05